Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000256468 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
C000256468 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[1]
C000256468 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%	[1]
C000256468 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
C000256468 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000256468 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000256468 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
C000256468 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000256469 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[2]
C000256469 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[2]
C000256469 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%	[2]
C000256469 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[2]
C000256469 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[2]
C000256469 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[2]
C000256469 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[2]
C000256469 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[2]
C000256465 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[3]
C000256465 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[3]
C000256465 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%	[3]
C000256465 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[3]
C000256465 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[3]
C000256465 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
C000256465 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000256465 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000256467 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[4]
C000256467 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[4]
C000256467 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%	[4]
C000256467 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[4]
C000256467 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[4]
C000256467 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[4]
C000256467 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4]
C000256467 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000256466 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[5]
C000256466 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[5]
C000256466 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%	[5]
C000256466 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[5]
C000256466 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[5]
C000256466 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000256466 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000256466 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]

[1]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.